Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024		Mar. 31, 2024
Financing receivable, recorded investment [Line items]
Current year	¥ 1,469,441		¥ 598,732
Year before current year	461,405		853,878
Two years before current year	185,026		217,505
Three years before current year	78,670		142,796
Four years before current year	105,687		127,501
More than five year before current year	268,471		310,948
Revolving	748,120		1,151,316
Total loans	3,316,820		3,402,676
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	284,167		122,946
Year before current year	73,126		213,785
Two years before current year	7,000		12,000
Three years before current year	5,150		5,660
Four years before current year	2,600		2,650
More than five year before current year	24,784		27,115
Revolving
Total loans	396,827		384,156
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	5,405		4,075
Year before current year	9,367		9,904
Two years before current year	2,506		2,844
Three years before current year	8,055		8,449
Four years before current year	3,950		6,352
More than five year before current year	21,725		25,099
Revolving
Total loans	51,008		56,723
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	229,053		32,362
Year before current year	237,408		217,440
Two years before current year	141,224		177,557
Three years before current year	59,940		113,559
Four years before current year	61,724		84,442
More than five year before current year	82,337		103,995
Revolving	280,143		685,608
Total loans	1,091,829		1,414,963
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year	3,803		4,066
Two years before current year	3,000		3,000
Three years before current year	1,000		1,000
Four years before current year
More than five year before current year
Revolving
Total loans	7,803		8,066
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	274,315		108,558
Year before current year	77,042		215,226
Two years before current year	8,464		5,086
Three years before current year
Four years before current year	970		995
More than five year before current year	266		283
Revolving
Total loans	361,057		330,148
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	1,000		900
Year before current year	756		756
Two years before current year
Three years before current year			1,000
Four years before current year	1,550		875
More than five year before current year	2,200		2,300
Revolving
Total loans	5,506		5,831
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	37,480
Year before current year	57,005		25,759
Two years before current year	22,832		17,018
Three years before current year	4,022		12,591
Four years before current year	34,636		32,187
More than five year before current year	2,372		8,204
Revolving	154,391		161,371
Total loans	312,738		257,130
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year			36,329
Year before current year			8,376
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans			44,705
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving	189
Total loans	189
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	160,827	[1]		[2]
Year before current year		[1]	139,104	[2]
Two years before current year		[1]		[2]
Three years before current year		[1]		[2]
Four years before current year		[1]		[2]
More than five year before current year		[1]		[2]
Revolving		[1]		[2]
Total loans	160,827	[1]	139,104	[2]
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	409,370	[1]	285,209	[2]
Year before current year	2,785	[1]	19,038	[2]
Two years before current year		[1]		[2]
Three years before current year		[1]		[2]
Four years before current year		[1]		[2]
More than five year before current year		[1]		[2]
Revolving	313,265	[1]	304,085	[2]
Total loans	725,420	[1]	608,332	[2]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	67,640	[1]	8,203	[2]
Year before current year		[1]	302	[2]
Two years before current year		[1]		[2]
Three years before current year		[1]		[2]
Four years before current year	257	[1]		[2]
More than five year before current year		[1]		[2]
Revolving	132	[1]	252	[2]
Total loans	68,029	[1]	8,757	[2]
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	184		150
Year before current year	113		122
Two years before current year
Three years before current year	503		537
Four years before current year
More than five year before current year	134,787		143,952
Revolving
Total loans	135,587		144,761
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	719,309		231,504
Year before current year	150,168		568,115
Two years before current year	15,464		17,086
Three years before current year	5,150		5,660
Four years before current year	3,570		3,645
More than five year before current year	25,050		27,398
Revolving
Total loans	918,711		853,408
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	6,405		4,975
Year before current year	10,123		10,660
Two years before current year	2,506		2,844
Three years before current year	8,055		9,449
Four years before current year	5,500		7,227
More than five year before current year	23,925		27,399
Revolving
Total loans	56,514		62,554
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	409,370		285,209
Year before current year	2,785		19,038
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving	313,265		304,085
Total loans	725,420		608,332
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	334,173		40,565
Year before current year	294,413		243,501
Two years before current year	164,056		194,575
Three years before current year	63,962		126,150
Four years before current year	96,617		116,629
More than five year before current year	84,709		112,199
Revolving	434,855		847,231
Total loans	1,472,785		1,680,850
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	184		36,479
Year before current year	113		8,498
Two years before current year
Three years before current year	503		537
Four years before current year
More than five year before current year	134,787		143,952
Revolving
Total loans	135,587		189,466
Total [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year	3,803		4,066
Two years before current year	3,000		3,000
Three years before current year	1,000		1,000
Four years before current year
More than five year before current year
Revolving
Total loans	¥ 7,803		¥ 8,066

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.
[2]	Relates to collateralized exposures where a specified ratio of LTV is maintained.